Stock Incentive Plans (Details 1) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock options activity
Stock options shares at beginning of year	1,207	1,062	817
Stock option, Weighted Average Exercise Price Beginning balance	$ 39.45	$ 37.71	$ 38.29
Options granted, number of shares	289	280	366
Option granted, Weighted Average Exercise Price	$ 49.17	$ 43.29	$ 37.00
Options exercised, number of shares	(232)	(129)	(96)
Option exercised, Weighted Average Exercise Price	36.92	33.58	38.22
Options terminated, number of shares	(12)	(6)	(25)
Option terminated, Weighted Average Exercise Price	43.09	37.82	44.50
Stock options shares at End of year	1,252	1,207	1,062
Stock option, Weighted Average Exercise Price Ending balance	$ 42.12	$ 39.45	$ 37.71
Options exercisable at end of period, Aggregate Intrinsic Value	$ 15,528,000
Options exercisable at end of period, Number of Shares	427	440	388
Options exercisable at end of period Weighted Average Exercise Price	$ 39.45	$ 37.76	$ 35.85
Weighted average fair value of options granted during the period, Weighted Average Exercise Price	$ 9.60	$ 7.82	$ 4.38